Notes Payable (Details) - Summary Of Notes Payable Future Principal Payments $ in Thousands	Dec. 31, 2021 USD ($)
Debt Disclosure [Abstract]
2022	$ 464
2023	76,174
2024	1,185
2025	1,196
2026	904
Thereafter	0
Total	$ 79,923